Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Basic and diluted weighted average shares outstanding, Common stock (in Shares)	7,391,537	19,428,760	10,626,479	20,403,518	19,550,323	21,987,500
Basic and diluted net income (loss) per share, Common stock (in Dollars per share) (in Dollars per share)	$ 0.08	$ (0.06)	$ 0.00	$ 0.08	$ 0.09	$ (0.04)